Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	€ (27,905)	€ (18,163)
of which: Senior long-term debt issuances		9,700	6,900
of which: Repayments and extinguishments		4,500	3,500
Senior long-term debt	[2]	3,088	(4,671)
of which: Issuances		11,600	14,100
of which: Repayments and extinguishments		14,900	8,900
Total non-cash changes for Subordinated Long Term Debt		125	(765)
of which: Driven by FV changes		(4)	48
of which: Driven by FX movements		130	(816)
Non-cash changes for Trust Preferred Securities		3	2
of which: Driven by changes in amortization of issue costs		9
of which: Driven by FV Changes			(1)
Non cash changes for lease liabilities		272	156
of which: Driven by FX movements		39	(198)
Interest earning time deposits with central banks		9,400	19,500
Interest earning time deposits with banks		2,100	1,600
Of which at Russian Central Bank		650	497
Of which Demand Deposit at Russian Central Bank		€ 10	€ 12

[1]	Included are senior long-term debt issuances of € 9.7 billion and € 6.9 billion and repayments and extinguishments of € 4.5 billion and € 3.5 billion through June 30, 2026 and June 30, 2025, respectively

[2]	Included are issuances of € 11.6 billion and € 14.1 billion and repayments and extinguishments of € 14.9 billion and € 8.9 billion through June 30, 2026 and June 30, 2025, respectively